SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	8 years
Maximum [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	10 years